Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Wages, salaries and bonuses	$ 2,262	$ 2,621	$ 2,872
Share-based compensation expenses	1,410	2,627	4,486
Welfare, housing funds and other	57	70	49
Key management personnel compensation	$ 3,729	$ 5,318	$ 7,407